Note 3 - Discontinued Operations (Details Textual) - USD ($)	3 Months Ended	12 Months Ended		16 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Nov. 27, 2019
Proceeds from Lines of Credit, Total		$ 375,000	$ 0
Line of Credit [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Line of Credit Facility, Maximum Borrowing Capacity						$ 470,000
Proceeds from Lines of Credit, Total				$ 485,000	$ 485,000
Line of Credit Facility, Maximum Borrowing Capacity, Increased				15,000	15,000
Long-term Line of Credit, Total	$ 485,000	485,000		485,000	485,000
Interest Payable	49,211	38,767		$ 38,767	$ 38,767
Discontinued Operations [Member]
Finance Lease Costs	140,258
Finance Lease, Interest Expense	101,583	414,993	426,374
Finance Lease, Right-of-Use Asset, Amortization	$ 38,675	$ 154,699	$ 252,973
Maximum [Member]
Lessee, Finance Lease, Discount Rate	11.50%	11.50%		11.50%	11.50%